OTHER PAYABLES AND ACCRUALS (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
OTHER PAYABLES AND ACCRUALS
Payables for purchase of property, plant and equipment	¥ 3,073,625,166		¥ 1,973,618,323
Freight payables	858,026,515		505,793,582
Accrued utilities, rentals and interest	424,436,045		338,652,891
Customs duties	157,655,482		255,616,292
Accrued warranty cost	149,164,034		122,799,090
Commission payables	24,859,928		90,591,153
Value-added tax and other tax payables	74,784,440		38,709,295
Contracted labor fee	24,392,464		18,351,990
Accrued professional service fees	19,739,189		11,434,943
Insurance premium payables	6,838,565		6,811,786
Others	30,560,958		46,015,997
Total	¥ 4,844,082,786	$ 760,142,295	¥ 3,408,395,342